Goodwill and Other Intangible Assets - Additional Information (Details) - USD ($)		12 Months Ended
	Apr. 17, 2015	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill		$ 633,000	$ 633,000
Goodwill impairment charges		0	0
Amortization expense of intangible assets		1,300,000	900,000
Intangibles impairment charges		$ 0	$ 0
Portal [Member]
Goodwill [Line Items]
Useful life of intangible asset	4 years
Customer Relationships [Member]
Goodwill [Line Items]
Useful life of intangible asset	8 years